CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended					142 Months Ended	12 Months Ended						3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Dec. 31, 2010 Series A Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Dec. 31, 2010 Series B Preferred Stock [Member]	Mar. 31, 2013 Series D preferred stock [Member]	Mar. 31, 2012 Series D preferred stock [Member]	Dec. 31, 2012 Series D preferred stock [Member]	Dec. 31, 2011 Series D preferred stock [Member]	Dec. 31, 2010 Series D preferred stock [Member]
Revenues
Grant revenue						$ 0	$ 733,438	$ 842,923
Product Sales	2,253,129	1,686,392	7,241,392	5,902,120	3,787,935	623,352	660,657	2,432,092
License Fees	0	1,330,362	3,154,722	1,345,279	0
Royalties	64,172	0	168,106	0	123,098
Total revenues	2,317,301	3,016,754	10,564,220	7,247,399	3,911,033	623,352	1,394,095	3,275,015
Cost of revenues
Cost of sales	1,267,310	848,436	3,898,162	2,727,156	1,799,352	187,117	229,325	854,104
Cost of royalties	5,134	0	16,380	0	(186,402)
Total cost of revenues	1,272,444	848,436	3,914,542	2,727,156	1,612,950
Gross profit	1,044,857	2,168,318	6,649,678	4,520,243	2,298,083
Operating expenses
Salaries and wages	1,998,196	2,062,128	7,106,906	2,852,327	2,750,014
Consulting expenses	533,512	829,047	2,275,905	1,348,499	793,591
Professional fees	125,348	463,037	1,189,734	786,424	1,106,626
Research and Development Expense	901,685	357,308	3,386,439	98,148	415,633	3,989,081	5,857,615	43,125,085
General and administrative expenses	2,489,326	1,176,227	5,585,419	2,949,164	2,635,145	1,885,677	3,686,550	20,135,382
Total operating expenses	6,048,067	4,887,747	19,544,403	8,034,562	7,701,009	6,061,875	9,773,490	64,114,571
Loss from operations	(5,003,210)	(2,719,429)	(12,894,725)	(3,514,319)	(5,402,926)	(5,438,523)	(8,379,395)	(60,839,556)
Other income (expense)
Interest, net	(519,029)	(267,145)	(1,041,533)	(1,048,474)	(798,671)	(2,819,549)	(2,579,581)	(9,911,782)
Change in fair value of derivative liabilities	193,093	(220,314)	492,311	470,466	(572,313)
Change in fair value of contingent consideration			(4,334,932)	0	0
Gain on debt restructuring			0	576,677	0
Inducement expense	0	(1,512,148)	(1,513,371)	0	0
Other	(4,533)	0	(16,558)	23,135	(28,841)	1,462,508	1,242,962	1,891,857
Settlement of contingency			(471,250)	0	0
Total other income (expenses)	(330,469)	(1,999,607)	(6,885,333)	21,804	(1,399,825)	(1,357,041)	(1,336,619)	(8,019,925)
Loss before provision for income taxes	(5,333,679)	(4,719,036)	(19,780,058)	(3,492,515)	(6,802,751)	(6,795,564)	(9,716,014)	(68,859,481)
Income tax provision	4,890	4,609	18,000	18,000	14,000	0	0	43,732
Loss before cumulative effect of change in accounting principle						(6,795,564)	(9,716,014)	(68,815,749)
Cumulative effect of change in accounting principle						0	0	(1,469,856)
Accretion of redeemable convertible preferred stock						(4,002,811)	(4,003,265)	(22,978,714)
Gain on exchange of redeemable convertible preferred stock						0	0	14,517,817
Beneficial conversion feature						0	0	(966,711)
Net loss	(5,338,569)	(4,723,645)	(19,798,058)	(3,510,515)	(6,816,751)	(6,795,564)	(9,716,014)	(70,285,605)			0			0					0
Preferred dividends:
Preferred stock									0	9,064	8,379	0	6,168	5,698	0	13,562	13,562	331,004	260,991
Amortization of beneficial conversion feature on Series D preferred stock			0	0	1,948,155
Net loss to common stockholders	$ (5,338,569)	$ (4,737,207)	$ (19,811,620)	$ (3,856,751)	$ (9,039,974)	$ (10,798,375)	$ (13,719,279)	$ (79,713,213)
Loss per common share - Basic and diluted	$ (0.05)	$ (0.07)	$ (0.24)	$ (0.08)	$ (0.23)
Weighted average shares outstanding - Basic and diluted	99,105,448	63,262,699	81,859,343	50,665,986	38,668,698